Income Taxes - Summary of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current expense
Federal	$ 14,197	$ 12,300	$ 15,224
State	1,346	927	1,587
Total current tax expense	15,543	13,227	16,811
Deferred expense
Federal	3,412	1,598	1,700
State	722	388	456
Total deferred expense	4,134	1,986	2,156
Income before income taxes	$ 19,677	$ 15,213	$ 18,967